Other Intangible Assets (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Impairment charges	$ 2,200
Amortization of intangible assets	35,000	$ 59,000	$ 75,000
Decrease in amortization expense	20,500
Decrease in net loss	$ 18,300
Decrease in basic and diluted loss per share	$ 0.35
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges		16,900	260,300
Other Intangible Assets [Member] | Cost Of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges		1,800	191,200
Other Intangible Assets [Member] | Selling, General and Administrative Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges		15,100	$ 68,800
In-process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges of definite-life intangibles assets		1,000
Impairment charges		$ 18,200
Finite-Lived Intangible Assets [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Discount rate (as a percent)			13.00%
Finite-Lived Intangible Assets [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Discount rate (as a percent)			14.00%